April 27, 2012

Heather Clark
Staff Accountant
US Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	The Guitammer Company, a Nevada corporation
Amendment No. 1 to Form 8-K
Filed April 27, 2012
File No. 000-54331

Ms. Clark:

Filed herewith is Amendment No. 1 to the Company’s Current Report on Form 8-K dated April 18, 2012. We believe we have fully complied with each of your comments by making the requested changes.

The Company acknowledges:

  • the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

  • staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing;

  • the Company may not assert staff comments as a defense in any proceeding initiated by  the Commission or any person under the federal securities laws of the United States.

Thank you for your attention to this filing.

Very Truly Yours,

s/ Rich Conn
Rich Conn, CFO